Taxes on Income (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes on Income [Abstract]
Beginning Balance	$ 3,280	$ 2,492	$ 1,625
Increase due to consolidation in a subsidiary	66	227	154	[1]
Decrease related to prior years' tax positions	(135)	(286)	(326)
Increase related to current year tax positions	813	847	1,039
Ending Balance	$ 4,024	$ 3,280	$ 2,492

[1]	The amount initially consolidated as part of the acquisition of subsidiary in 2015 is net of Tax Deducted at Source assets in an amount of $635